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TYPE						13F-HR
PERIOD						06/30/2010
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2010
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	July 30, 2010

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		60
Form 13F Information Table Value Total:		553688
List of Other Included Managers:
  No. 13F File Number		Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     3006 113750.00 SH      Sole                113750.00
AFLAC Inc                      COM              001055102    10361 242825.00 SH      Sole                242825.00
Agilent Technologies Inc       COM              00846U101     2618 92075.00 SH       Sole                 92075.00
Air Prods & Chems Inc          COM              009158106    15268 235575.00 SH      Sole                235575.00
Altera Corporation             COM              021441100    10952 441425.00 SH      Sole                441425.00
Amphenol Corp Cl-A             COM              032095101    12618 321225.00 SH      Sole                321225.00
Apple Inc                      COM              037833100     7326 29125.00 SH       Sole                 29125.00
Avon Products                  COM              054303102     4234 159775.00 SH      Sole                159775.00
Bard C R Inc                   COM              067383109    14551 187676.00 SH      Sole                187676.00
Becton Dickinson & Co          COM              075887109     3417 50525.00 SH       Sole                 50525.00
BlackRock, Inc.                COM              09247x101     4044 28200.00 SH       Sole                 28200.00
Celgene Corporation            COM              151020104    15983 314500.00 SH      Sole                314500.00
Cisco Systems Inc              COM              17275R102    17554 823749.00 SH      Sole                823749.00
Clorox Company                 COM              189054109    14020 225540.00 SH      Sole                225540.00
Cognizant Tec Solutions        COM              192446102     1857 37100.00 SH       Sole                 37100.00
Cooper Industries Inc          COM              g24140108    10287 233800.00 SH      Sole                233800.00
Discovery Communications -A    COM              25470f104    12136 339850.00 SH      Sole                339850.00
Dover Corp                     COM              260003108    10136 242550.00 SH      Sole                242550.00
Eaton Corp                     COM              278058102     4978 76075.00 SH       Sole                 76075.00
EMC Corp/Mass                  COM              268648102     6868 375300.00 SH      Sole                375300.00
Emerson Electric Co            COM              291011104    15155 346876.00 SH      Sole                346876.00
Exxon Mobil Corporation        COM              30231G102     9468 165904.00 SH      Sole                165904.00
General Mills                  COM              370334104    11491 323500.00 SH      Sole                323500.00
Genzyme Corp - Genl Division   COM              372917104     2239 44100.00 SH       Sole                 44100.00
Google Inc - Class A           COM              38259P508    15500 34835.00 SH       Sole                 34835.00
Hewlett Packard Co             COM              428236103    16616 383925.00 SH      Sole                383925.00
Home Depot, Inc                COM              437076102     4571 162850.00 SH      Sole                162850.00
J.P. Morgan Chase & Company    COM              46625H100    11894 324875.00 SH      Sole                324875.00
Kohls Corp                     COM              500255104    10254 215875.00 SH      Sole                215875.00
Medco Health Solutions Inc     COM              58405u102     5423 98450.00 SH       Sole                 98450.00
Metlife Inc                    COM              59156r108    17075 452200.00 SH      Sole                452200.00
Mylan Inc                      COM              628530107    10800 633775.00 SH      Sole                633775.00
National Oilwell Varco         COM              637071101    12215 369375.00 SH      Sole                369375.00
Netapp Inc                     COM              64110d104     9106 244050.00 SH      Sole                244050.00
Nike Inc Cl B                  COM              654106103    13223 195750.00 SH      Sole                195750.00
Norfolk Southern Corp          COM              655844108     5398 101750.00 SH      Sole                101750.00
Oracle Corporation             COM              68389X105    17172 800175.00 SH      Sole                800175.00
Pepsico Inc                    COM              713448108    18181 298300.00 SH      Sole                298300.00
Pharmaceutical Product Develop COM              717124101    12160 478550.00 SH      Sole                478550.00
Price T Rowe Group Inc         COM              74144T108     9061 204124.00 SH      Sole                204124.00
Priceline Com Inc.             COM              741503403     2935 16625.00 SH       Sole                 16625.00
Procter & Gamble               COM              742718109     6454 107600.00 SH      Sole                107600.00
Qualcomm Inc.                  COM              747525103     4956 150900.00 SH      Sole                150900.00
Quest Diagnostics              COM              74834L100     4462 89650.00 SH       Sole                 89650.00
Raytheon Company               COM              755111507    10599 219025.00 SH      Sole                219025.00
Roper Industries Inc           COM              776696106    11161 199450.00 SH      Sole                199450.00
Steel Dynamics Inc             COM              858119100     7714 584850.00 SH      Sole                584850.00
Sysco Corp                     COM              871829107     4735 165750.00 SH      Sole                165750.00
Target Corp                    COM              87612e106     5688 115675.00 SH      Sole                115675.00
Thermo Fisher Scientific Inc   COM              883556102     3350 68300.00 SH       Sole                 68300.00
Time Warner Inc                COM              887317303     5009 173275.00 SH      Sole                173275.00
U S Bancorp                    COM              902973304    11467 513075.00 SH      Sole                513075.00
Ultra Petroleum                COM              903914109    10794 243925.00 SH      Sole                243925.00
United Parcel Service - Cl B   COM              911312106     4810 84550.00 SH       Sole                 84550.00
VF Corp                        COM              918204108    17533 246325.00 SH      Sole                246325.00
Vulcan Materials Co            COM              929160109      831 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    12288 255625.00 SH      Sole                255625.00
Waste Mgmt Inc                 COM              94106L109     5063 161800.00 SH      Sole                161800.00
Waters Corp                    COM              941848103    12007 185575.00 SH      Sole                185575.00
Yum! Brands,Inc                COM              988498101     2619 67075.00 SH       Sole                 67075.00


REPORT SUMMARY			60 DATA RECORDS		     553688     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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